Employee Benefits - Effect of Variation in Assumptions (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Percentage of reasonably possible increase in actuarial assumption	1.00%
Current Service Cost	$ 1,052	$ 910	$ 854
Remeasurements of the Net Defined Benefit Liability (Assets)	8,760	6,920
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	5,428	4,402
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,846	2,058
Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	486	460
Net benefit cost recognized in the consolidated statements of income
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	929	866	894
Gain or Loss on Settlement or Curtailment	306	278	276
Net Interest on the Net Defined Benefit Liability	587	590	508
Net benefit cost recognized in the consolidated statements of income | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	505	489	534
Gain or Loss on Settlement or Curtailment	254	243	220
Net Interest on the Net Defined Benefit Liability	339	367	313
Net benefit cost recognized in the consolidated statements of income | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	394	345	328
Gain or Loss on Settlement or Curtailment	27	21	27
Net Interest on the Net Defined Benefit Liability	200	178	150
Net benefit cost recognized in the consolidated statements of income | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	30	32	32
Gain or Loss on Settlement or Curtailment	25	14	29
Net Interest on the Net Defined Benefit Liability	48	$ 45	$ 45
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,279
Gain or Loss on Settlement or Curtailment	(298)
Net Interest on the Net Defined Benefit Liability	506
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	771
Gain or Loss on Settlement or Curtailment	(252)
Net Interest on the Net Defined Benefit Liability	283
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	454
Gain or Loss on Settlement or Curtailment	(25)
Net Interest on the Net Defined Benefit Liability	185
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	54
Gain or Loss on Settlement or Curtailment	(21)
Net Interest on the Net Defined Benefit Liability	38
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,386
Gain or Loss on Settlement or Curtailment	(317)
Net Interest on the Net Defined Benefit Liability	609
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	874
Gain or Loss on Settlement or Curtailment	(289)
Net Interest on the Net Defined Benefit Liability	404
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	512
Gain or Loss on Settlement or Curtailment	(28)
Net Interest on the Net Defined Benefit Liability	205
Net benefit cost recognized in the consolidated statements of income | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	80
Gain or Loss on Settlement or Curtailment	(30)
Net Interest on the Net Defined Benefit Liability	54
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,459
Gain or Loss on Settlement or Curtailment	(339)
Net Interest on the Net Defined Benefit Liability	718
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	873
Gain or Loss on Settlement or Curtailment	(280)
Net Interest on the Net Defined Benefit Liability	446
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	507
Gain or Loss on Settlement or Curtailment	(29)
Net Interest on the Net Defined Benefit Liability	217
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	79
Gain or Loss on Settlement or Curtailment	(30)
Net Interest on the Net Defined Benefit Liability	55
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	1,204
Gain or Loss on Settlement or Curtailment	(274)
Net Interest on the Net Defined Benefit Liability	507
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	751
Gain or Loss on Settlement or Curtailment	(248)
Net Interest on the Net Defined Benefit Liability	313
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	453
Gain or Loss on Settlement or Curtailment	(26)
Net Interest on the Net Defined Benefit Liability	194
Net benefit cost recognized in the consolidated statements of income | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Current Service Cost	53
Gain or Loss on Settlement or Curtailment	(21)
Net Interest on the Net Defined Benefit Liability	39
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,675
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,316
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	408
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(49)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	3,019
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,564
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	455
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate +1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(76)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,999
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,594
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	480
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of discount rates | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	(75)
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,759
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	2,334
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Actuarial assumption of expected rates of salary increases | Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	425
Net Benefit Cost Recognized In Consolidated Statements Of Other Comprehensive Income Member | Discount rate -1% | Postretirement medical services | Post-Retirement Medical Services
Disclosure of net defined benefit liability (asset) [line items]
Remeasurements of the Net Defined Benefit Liability (Assets)	$ (49)